Securities	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Securities

Note 4 Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	January 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$41,900	$73	$(72)	$41,901	$39,827	$46	$(7)	$39,866
Provincial and municipal	13,566	52	(114)	13,504	11,368	39	(89)	11,318
U.S. federal, state, municipal and agencies	141,661	907	(1,207)	141,361	131,385	622	(1,316)	130,691
Other OECD government	16,826	28	(8)	16,846	11,975	14	(56)	11,933
Mortgage-backed securities	2,568	8	(4)	2,572	2,674	7	(7)	2,674
Asset-backed securities	9,629	11	(1)	9,639	10,126	15	(2)	10,139
Corporate debt and other debt	33,233	129	(44)	33,318	33,602	122	(46)	33,678
Equities	966	701	(5)	1,662	832	669	(5)	1,496
	$260,349	$1,909	$(1,455)	$260,803	$241,789	$1,534	$(1,528)	$241,795

(1)	Excludes $98,323 million of held-to-collect securities as at January 31, 2026 that are carried at amortized cost, net of allowance for credit losses (October 31, 2025 – $100,926 million).
(2)
Gross unrealized gains and losses includes $(38)
million
of allowance for credit losses on debt securities at FVOCI as at January 31, 2026 (October 31, 2025 – $(40) million) recognized in income and Other components of equity.

Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	January 31, 2026				January 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(45)	$(40)	$6	$–	$(41)	$(35)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	2	–	–	2
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	–	(1)	(2)	(3)	–	(2)	(5)
Exchange rate and other	–	–	3	3	–	–	1	1
Balance at end of period	$5	$–	$(43)	$(38)	$4	$–	$(42)	$(38)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the Interim Condensed Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.
Allowance for credit losses – securities at amortized
cost

	For the three months ended
	January 31, 2026				January 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$6	$–	$14	$6	$8	$–	$14
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	–	(1)	–	(1)	(1)	–	–	(1)
Exchange rate and other	(1)	1	–	–	–	–	–	–
Balance at end of period	$8	$6	$–	$14	$6	$8	$–	$14
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2025 Annual Report.

	As at
	January 31, 2026				October 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$258,333	$–	$–	$258,333	$239,375	$–	$–	$239,375
Non-investment grade	677	4	–	681	786	4	–	790
Impaired	–	–	127	127	–	–	134	134
	259,010	4	127	259,141	240,161	4	134	240,299
Items not subject to impairment (2)				1,662				1,496
				$260,803				$241,795
Securities at amortized cost
Investment grade	$97,075	$–	$–	$97,075	$99,673	$–	$–	$99,673
Non-investment grade	1,120	142	–	1,262	1,098	169	–	1,267
	98,195	142	–	98,337	100,771	169	–	100,940
Allowance for credit losses	8	6	–	14	8	6	–	14
	$98,187	$136	$–	$98,323	$100,763	$163	$–	$100,926

(1)	Reflects $127 million of purchased credit-impaired securities (October 31, 2025 – $134 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.